Note 3 - Net Loss Per Common Stock Share-10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Nine Months Ended
	September 30,
(In thousands)	2024	2023
Net loss	(20,407)	(16,258)
Less: Initial Public Offering Common Stock discount amortization	(58)	(75)
Less: Public Offering Common Stock discount amortization	(184)	(183)
Less: Undeclared dividends attributable to convertible preferred stock	(4,272)	(1,323)
Net loss attributable to common shareholders	(24,922)	(17,839)
	Nine Months Ended		Nine Months Ended
	September 30, 2024		September 30, 2023
	Common Stock	Preferred Stock	Common Stock	Preferred Stock
Net loss per share, basic and diluted
Allocation of undistributed net loss	$(2,957)	$(21,965)	$(8,765)	$(9,074)
Weighted average shares outstanding, basic and diluted	1,432,787	22,793	1,040,190	7,011
Basic and diluted net loss per share	$(2.06)	$(963.64)	$(8.43)	$(1,294.31)

	Year Ended
	December 31,
	2023	2022
Net loss	$(20,949,300)	$(34,731,000)
Less: Initial Public Offering Common Stock discount amortization	(99,900)	(100,000)
Less: Public Offering Common Stock discount amortization	(244,800)	(244,800)
Less: Undeclared dividends attributable to preferred stock	(2,205,500)	—
Net loss attributable to common shareholders	$(23,499,500)	$(35,075,800)
	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Common Stock	Preferred Stock	Common Stock	Preferred Stock
Net loss per share, basic and diluted
Allocation of undistributed net loss	$(13,816,900)	$(9,682,600)	$(35,075,800)	$—
Weighted average shares outstanding, basic and diluted	1,097,630	8,773	544,475	—
Basic and diluted net loss per share	$(12.59)	$(1,103.73)	$(64.42)	$—